Acquisitions and Related Transactions (Pro Forma Results Of Operations) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Business Acquisition [Line Items]
Revenues	$ 40,398,000,000	$ 37,560,000,000	$ 7,407
Net income	868,000,000	865,000,000	358
Net income attributable to partners	$ 866,000,000	$ 863,000,000	$ 228
Basic net income (loss) per Limited Partner unit	$ 3.09	$ 3.08	$ 1.02
Diluted net income (loss) per Limited Partner unit	$ 3.09	$ 3.08	$ 1.02